Shareholders' equity and share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders' equity and share-based payments
Summary of share cancellation

			Percentage
		Number of shares bought back and cancelled	of the share
	Board of Directors’	for the purpose of the shareholder policy	capital
Fiscal year	decision date		cancelled(a)
2023	September 21, 2023(b)	86,012,344 shares bought back between January 2 and August 24, 2023	3.44%
2023	February 7, 2023	128,869,261 shares bought back between February 11 and December 15, 2022	4.92%
2022	February 9, 2022	30,665,526 shares bought back between November 8 and December 22, 2021	1.16%
2021	February 8, 2021	23,284,409 shares bought back between October 31, 2019 and March 9, 2020	0.88%
(a)	Percentage of the share capital that the cancelled shares represented on the operations’ date.
(b)	With effect as at 2023, September 25.

Schedule of variation of the number of shares composing the shares capital

AS OF DECEMBER 31, 2020 (a)		2,653,124,025
	Capital reduction by cancellation of treasury shares	(23,284,409)
	2021 Capital increase reserved for employees	10,589,713
AS OF DECEMBER 31, 2021 (b)		2,640,429,329
	Capital reduction by cancellation of treasury shares	(30,665,526)
	Deferred contribution pursuant to the 2017 capital increase reserved for employees	9,471
	2022 Capital increase reserved for employees	9,358,011
AS OF DECEMBER 31, 2022 (c)		2,619,131,285
	Capital reduction by cancellation of treasury shares	(214,881,605)
	2023 Capital increase reserved for employees	8,002,155
AS OF DECEMBER 31, 2023 (d)		2,412,251,835
(a)	Including 24,392,703 treasury shares deducted from consolidated shareholders’ equity.
(b)	Including 33,841,104 treasury shares deducted from consolidated shareholders’ equity.
(c)	Including 137,187,667 treasury shares deducted from consolidated shareholders’ equity.
(d)	Including 60,543,213 treasury shares deducted from consolidated shareholders’ equity.

Schedule of ESOP completed by the company

Fiscal year	2023	2022	2021
Date of the ESOP	June 7, 2023	June 8, 2022	June 9, 2021
By virtue of	22nd resolution of the ESM of May 25, 2022	17th resolution of the ESM of May 28, 2021	20th resolution of the ESM of May 29, 2020
Subscriptions
Number of shares subscribed	7,760,062	9,130,380	10,376,190
Subscription price	45.60 euros	37.00 euros	30.50 euros
Free shares
Number of shares granted	242,093	227,631	213,523

Schedule of treasury shares held by TotalEnergies SE

As of December 31,	2023	2022	2021
Number of treasury shares held by TotalEnergies SE	60,543,213	137,187,667	33,841,104
Percentage of share capital	2.51%	5.24%	1.28%
of which shares acquired with the intention to cancel them	56,557,576	128,869,261	30,665,526
of which shares allocated to TotalEnergies share performance plans	3,887,587	8,231,365	3,103,018
of which shares intended to be allocated to new share performance or purchase options plans	98,050	87,041	72,560

Schedule of weighted-average shares and diluted shares used to calculate earnings per share and fully-diluted earnings per share

	2023	2022	2021
Number of shares as of January 1,	2,619,131,285	2,640,429,329	2,653,124,025
TotalEnergies shares held by TotalEnergies SE or by its subsidiaries and deducted from shareholders’ equity	(137,187,667)	(33,841,104)	(24,392,703)
Evolution of the number of shares during the financial year pro-rated
Final grant of TotalEnergies performance shares	5,378,956	5,152,336	3,810,430
Capital increase reserved for employees (a)	4,671,946	5,465,154	6,177,333
Capital increase as payment of the scrip dividend	–	–	–
Buyback of TotalEnergies treasury shares including:	(74,633,216)	(62,498,318)	(7,296,460)
Shares repurchased during the fiscal year to cancel the dilution caused by the scrip dividend payment and within the framework of the share buyback program	(72,985,133)	(58,621,530)	(3,762,794)
Shares repurchased during the fiscal year to cover for the performance share plans	(1,648,083)	(3,876,788)	(3,533,666)
WEIGHTED-AVERAGE NUMBER OF SHARES	2,417,361,304	2,554,707,397	2,631,422,625
Dilutive effect
Grant of TotalEnergies performance shares	14,354,523	15,890,560	14,492,673
Capital increase reserved for employees(a)	2,051,751	1,584,068	1,552,947
WEIGHTED-AVERAGE NUMBER OF DILUTED SHARES AS OF DECEMBER 31,	2,433,767,578	2,572,182,025	2,647,468,245

(a)    Including the shares granted in consideration to the deferred contribution pursuant to the capital increase reserved for employees.

Schedule of dividends

2023 Dividend	First interim	Second interim	Third interim	Final
Amount	€0.74	€0.74	€0.74	€0.79
Set date	April 26, 2023	July 26, 2023	October 25, 2023	February 7, 2024
Ex-dividend date	September 20, 2023	January 2, 2024	March 20, 2024	June 19, 2024
Payment date	October 2, 2023	January 12, 2024	April 3, 2024	July 1, 2024

Summary of the perpetual deeply subordinated notes

Perpetual deeply subordinated notes issues by TotalEnergies SE				Outstanding amount in M€ as of:
Date	Amount issued (M€)	Coupon (%)	First call date	December 31, 2023	December 31, 2022	December 31, 2021
January 17, 2022	750	3.250%	January 17, 2037	750	750	–
	1,000	2.000%	April 17, 2027	1,000	1,000	–
January 25, 2021	1,500	2.125%	January 25, 2033	1,500	1,500	1,500
	1,500	1.625%	January 25, 2028	1,500	1,500	1,500
September 4, 2020	1,000	2.000%	September 4, 2030	1,000	1,000	1,000
April 4, 2019	1,500	1.750%	April 4, 2024	1,500	1,500	1,500
October 6, 2016	1,500	3.369%	October 6, 2026	1,500	1,500	1,500
	1,000	2.708%	May 5, 2023	–	1,000	1,000
May 18, 2016	1,750	3.875%	May 18, 2022	–	–	1,750
February 26, 2015	2,500	2.625%	February 26, 2025	2,500	2,500	2,500
TOTAL				11,250	12,250	12,250

Schedule of other comprehensive income

For the year ended December 31,
(M$)	2023	2022	2021
Actuarial gains and losses	(114)	574	1,035
Change in fair value of investments in equity instruments	(11)	112	66
Tax effect	(11)	(96)	(411)
Currency translation adjustment generated by the parent company	2,573	(4,976)	(7,202)
Sub-total items not potentially reclassifiable to profit & loss	2,437	(4,386)	(6,512)
Currency translation adjustment	(3,277)	1,734	4,216
– Unrealized gain/(loss) of the period	(2,524)	1,974	4,380
– Less gain/(loss) included in net income	753	240	164
Cash flow hedge	2,898	(5,452)	278
– Unrealized gain/(loss) of the period	3,155	(4,190)	109
– Less gain/(loss) included in net income	257	1,262	(169)
Variation of foreign currency basis spread	(11)	65	2
– Unrealized gain/(loss) of the period	(37)	26	(47)
– Less gain/(loss) included in net income	(26)	(39)	(49)
Share of other comprehensive income of equity affiliates, net amount	(208)	3,497	706
– Unrealized gain/(loss) of the period	(194)	1,071	626
– Less gain/(loss) included in net income	14	(2,426)	(80)
Other	(2)	(16)	(1)
Tax effect	(730)	1,449	(135)
Sub-total items potentially reclassifiable to profit & loss	(1,330)	1,277	5,066
TOTAL OTHER COMPREHENSIVE INCOME, NET AMOUNT	1,107	(3,109)	(1,446)

The currency translation adjustment by currency is detailed in the following table:

As of December 31, 2023			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	2,573	2,573	–	–	–
Currency translation adjustment	(3,277)	(3,174)	186	–	(289)
Currency translation adjustment of equity affiliates	(179)	(107)	(9)	–	(63)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(883)	(708)	177	–	(352)

As of December 31, 2022			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(4,976)	(4,976)	–	–	–
Currency translation adjustment	1,734	3,120	(592)	4	(798)
Currency translation adjustment of equity affiliates	3,002	(1,076)	31	4,247	(200)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(240)	(2,932)	(561)	4,251	(998)

As of December 31, 2021			Pound		Other
(M$)	Total	Euro	sterling	Ruble	currencies
Currency translation adjustment generated by the parent company	(7,202)	(7,202)	–	–	–
Currency translation adjustment	4,216	4,654	(180)	(1)	(257)
Currency translation adjustment of equity affiliates	536	730	4	(27)	(171)
TOTAL CURRENCY TRANSLATION ADJUSTMENT RECOGNIZED IN COMPREHENSIVE INCOME	(2,450)	(1,818)	(176)	(28)	(428)

Tax effects relating to each component of other comprehensive income are as follows:

	2023			2022			2021
For the year ended December 31,	Pre-tax	Tax	Net	Pre-tax	Tax	Net	Pre-tax	Tax	Net
(M$)	amount	effect	amount	amount	effect	amount	amount	effect	amount
Actuarial gains and losses	(114)	(10)	(124)	574	(106)	468	1,035	(372)	663
Change in fair value of investments in equity instruments	(11)	(1)	(12)	112	10	122	66	(39)	27
Currency translation adjustment generated by the parent company	2,573	–	2,573	(4,976)	–	(4,976)	(7,202)	–	(7,202)
Sub-total items not potentially reclassifiable to profit & loss	2,448	(11)	2,437	(4,290)	(96)	(4,386)	(6,101)	(411)	(6,512)
Currency translation adjustment	(3,277)	–	(3,277)	1,734	—	1,734	4,216	—	4,216
Cash flow hedge	2,898	(733)	2,165	(5,452)	1,466	(3,986)	278	(130)	148
Variation of foreign currency basis spread	(11)	3	(8)	65	(17)	48	2	(5)	(3)
Share of other comprehensive income of equity affiliates, net amount	(208)	–	(208)	3,497	–	3,497	706	–	706
Other	(2)	–	(2)	(16)	–	(16)	(1)	–	(1)
Sub-total items potentially reclassifiable to profit & loss	(600)	(730)	(1,330)	(172)	1,449	1,277	5,201	(135)	5,066
TOTAL OTHER COMPREHENSIVE INCOME	1,848	(741)	1,107	(4,462)	1,353	(3,109)	(900)	(546)	(1,446)

Schedule of share-based payment expense

As of December 31,
(M$)	2023	2022	2021
TotalEnergies performance shares plans	217	200	129
SunPower plans (a)	–	23	25
Capital increase reserved for employees	74	28	14
TOTAL	291	251	168

(a)Since September 30, 2022, TotalEnergies’ 50.5% subsidiary in SunPower is accounted for using the equity method in the Company’s consolidated accounts (see Note 18 to the consolidated accounts)

TotalEnergies performance share plans
Shareholders' equity and share-based payments
Summary of performance share plans and restricted stock activities

	2018	2019	2020	2021	2022	2023(a)		Total
Date of the Shareholders’ Meeting	5/24/2016	6/1/2018	6/1/2018	6/1/2018	5/28/2021	5/26/2023
Award date	3/14/2018	3/13/2019	3/18/2020	5/28/2021	3/16/2022	5/26/2023
Date of the final award (end of the vesting period)	3/15/2021	3/14/2022	3/20/2023	5/29/2024	3/17/2025	5/27/2026
Transfer authorized as from	3/16/2023	3/15/2024	3/21/2025	5/30/2026	3/17/2025	5/27/2026
Grant date IFRS 2 fair value	36.22	€40.11	€12.40	€27.40	€37.22	€46.24	€
Number of performance shares
Outstanding as of January 1, 2021	5,961,865	6,352,464	6,706,888	-	-	-		19,021,217
Notified	-	-	—	6,764,548	-	-		6,764,548
Cancelled	(1,395,555)	(58,578)	(52,301)	(31,118)	-	-		(1,537,552)
Finally granted	(4,566,310)	(4,810)	(1,385)	(690)	-	-		(4,573,195)
Outstanding as of January 1, 2022	-	6,289,076	6,653,202	6,732,740	-	-		19,675,018
Notified	-	-	-	-	7,353,271	-		7,353,271
Cancelled	-	(127,852)	(65,561)	(57,410)	(25,090)	-		(275,913)
Finally granted	-	(6,161,224)	(12,680)	(13,750)	(8,000)	-		(6,195,654)
Outstanding as of January 1, 2023	-	-	6,574,961	6,661,580	7,320,181	-		20,556,722
Notified	-	-	-	-	-	7,985,203		7,985,203
Cancelled	-	-	(128,577)	(98,291)	(86,348)	(42,040)		(355,256)
Finally granted	-	-	(6,446,384)	(5,250)	(5,568)	(190)		(6,457,392)
OUTSTANDING AS OF DECEMBER 31, 2023	-	-	-	6,558,039	7,228,265	7,942,973		21,729,277

(a)	includes 37,000 performance shares granted on December 13, 2023 to 4 executives recruited in 2023 in accordance with the decision of the Board of Directors on December 13, 2023 and the Shareholders' Meeting on May 26, 2023. For these performance shares, the vesting period begins on December 13, 2023 and the final grant date is December 14, 2026, subject to the conditions set (end of the vesting period). The IFRS 2 fair value on the grant date was €51.56.

Capital increase reserved for employees
Shareholders' equity and share-based payments
Schedule of assumptions used for valuation of the cost

For the year ended December 31,	2023
Date of the Board of Directors meeting that decided the issue	September 22, 2022
Reference price (€) (a)	56.88
Subscription price (€) (b)	45.60
Number of shares issued (in millions) (c)	8.00
(a)

Average of the closing prices of the TotalEnergies shares over the twenty trading sessions preceding April 26, 2023, being the date of the Chairman and CEO’s decision setting the opening date of the subscription period and the subscription price.

(b)	Reference price, reduced by a 20% discount and rounded off to the highest tenth of a euro.
(c)	Including the free shares issued.